Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Acquisitions
Revenues	$ 143,393	$ 135,914	$ 282,023	$ 268,505
Net income	$ 28,116	$ 22,308	$ 56,710	$ 45,141
Earnings per share
Basic (in dollars per share)	$ 0.33	$ 0.26	$ 0.67	$ 0.53
Diluted (in dollars per share)	$ 0.32	$ 0.26	$ 0.65	$ 0.52